UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for Wells Fargo Managed Account CoreBuilder Shares – Series M, a series of Wells Fargo Funds Trust

Date of reporting period: December 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Managed Account

CoreBuilder SharesSM - Series M

Annual Report

December 31, 2014

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The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares - Series M	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 2014

	Inception date	1 year	5 year	Since inception
Wells Fargo Managed Account CoreBuilder Shares – Series M	4-14-2008	13.27	8.53	8.98
Barclays Municipal Bond Index[1]	–	9.05	5.16	5.14

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-368-0627.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	3

Growth of $10,000 investment[2] as of December 31, 2014

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The chart compares the performance of the Fund since inception with the Barclays Municipal Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

3.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes on a scale SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bond on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

4.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

4	Wells Fargo Managed Account CoreBuilder Shares - Series M	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed its benchmark, the Barclays Municipal Bond Index, during the 12-month period that ended December 31, 2014.

■	The most significant contributors to performance were security selection and credit exposure.

■	Use of the basis trade (that is, tactical short positions of U.S. Treasury futures) as well as an underweight to the longer-end of the yield curve detracted from performance.

Municipal bonds posted strong returns in 2014.

Municipal bonds, as measured by the Barclays Municipal Bond Index, returned 9.05% during 2014 and posted their best performance since 2011. The U.S. Federal Reserve (Fed) completed its unwinding of quantitative easing in October 2014 with no significant market impact. Economic fundamentals, though still suboptimal, continued to improve throughout the year and increased the likelihood that the Fed will normalize monetary policy sooner than later.

Technical factors were supportive of the market: 45 weeks of positive flows into municipal bond funds, combined with the fourth consecutive year of negative net supply. According to Barclays, 2014 saw $332 billion in gross supply with -$47 billion in net issuance. As investors searched for yield during the year, credit and longer-dated maturities performed well.

Puerto Rico remains in the news as it struggles to reconcile the realities of supporting a large amount of public debt with a challenged financial position and poor economic fundamentals. We expect a restructuring of certain agency debt in favor of supporting general obligation bondholders, but such a restructuring may be insufficient without financial reforms and economic growth. We view the credit as clearly speculative-grade and therefore have minimal exposure.

Individual security selection was the largest driver of performance.

Individual security selection was an important source of outperformance. We believe, owning the right bonds in this market is a key factor for success. Rigorous credit analysis by our analytical team identified many credits that benefited the Fund by both recognizing opportunities and avoiding pitfalls. Relative-value trading further enhanced performance as we optimized buys and sells in certain names. A sampling of bonds that aided performance included Chicago Board of Education, Texas Private Activity Bonds, Delaware Valley Pennsylvania Regional Finance Authority, and Chicago O’Hare International Airport.

Credit quality distribution[3] as of December 31, 2014

The Fund’s credit allocation was overweight lower-rated investment-grade bonds, which outperformed. Our exposure to the BB-rated and nonrated categories helped performance as investors reaching for yield had strong bids for this type of security. We took the opportunity to sell some of these securities into strength but maintained an overweight to A-rated and BBB-rated paper.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	5

Effective maturity distribution[4] as of December 31, 2014

The Fund’s duration was longer than its benchmark for most of the year, which benefited returns because yields declined. With the rally continuing and credit spreads contracting, we sold into strength and moved duration shorter than the benchmark. We also used Treasury futures as a duration management tool to meet our duration target without giving up the resultant income associated with being more fully invested. Meanwhile, the Fund’s yield-curve positioning was suboptimal because it was underweight the long end of the yield curve, which outperformed.

We believe municipal market performance will be modest in 2015.

We see modest U.S. economic growth and muted inflation ahead, and we look for the federal funds rate to increase in 2015. Even as short-term rates rise, we expect that longer-term rates will increase modestly, not dramatically. As a result, we plan to manage interest-rate risk based on the arrival of new economic information and the trends of global cash flows, considering that the path for yields in the year ahead may be uneven. In addition, the influence of oil’s rapid price decline on inflation and economic growth will influence monetary policy and the level of Treasury bond yields, which serve as an important reference point for municipal yields. In fact, we believe this effect will be more important for municipal investors than issuer-specific risks at this point.

While improvements in the economy have been supportive of lower-rated municipal debt, the low-hanging fruit has been picked. We continue to favor BBB-rated and A-rated credits but are being selective in adding new securities given that valuations are rich. We also expect that the coming year will require a higher degree of security selection than buyers needed to exercise one year ago.

We believe that opportunities in municipals are solid, although we expect more modest returns than in 2014. We will continue focusing on carefully managing both interest-rate and credit risk, positioning the Fund along the yield curve in a barbell manner that includes bonds with maturities in steeper parts of the yield curve, and tapping our experienced research team to uncover municipal bonds with strong relative values from among the many municipal bond issuers.

Please see footnotes on page 3.

6	Wells Fargo Managed Account CoreBuilder Shares - Series M	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period¹		Net annualized expense ratio
Actual	$1,000.00	$1,042.04	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	*	0.00	%*

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of investments—December 31, 2014	Wells Fargo Managed Account CoreBuilder Shares - Series M	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 95.22%

Alabama: 1.48%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,500,000	$1,543,785
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	1,350,000	786,602
Jefferson County AL Revenue Warrants Series A (GO)	4.90	4-1-2021	895,000	964,926

				3,295,313

Arizona: 4.22%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	550,000	584,414
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	530,300
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	335,000	359,917
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,005,810
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,185,050
Pima County AZ IDA Refunding Bond Facility Desert Heights Charter School (Education Revenue)	7.00	5-1-2034	1,000,000	1,045,840
Salt Verde AZ Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,000,000	2,309,760
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,338,252
Verrado AZ Community Facilities District #1 (GO) 144A	5.00	7-15-2022	500,000	554,520
Yavapai County AZ IDA AgriBusiness & Equine Center Project (Education Revenue)	4.63	3-1-2022	445,000	472,991

				9,386,854

California: 6.25%
Alameda County CA Peralta Community College District (GO)	5.00	8-1-2024	450,000	542,759
Anaheim CA PFA Series A (Lease Revenue)	5.00	5-1-2046	1,000,000	1,100,870
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,151,680
California Pollution Control Financing Authority Water Furnishing Revenue Bonds Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	1,000,000	1,042,430
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	299,658
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	4.75	10-1-2024	425,000	431,605
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.63	10-1-2034	575,000	583,349
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	119,931
California Various Purposes (GO)	6.00	4-1-2038	200,000	239,932
Compton CA Community College District Election of 2002 CAB Series C (GO) ¤	0.00	8-1-2029	500,000	256,490
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	130,000	77,145
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	70,000	34,350
Golden State Tobacco Securitization California Tobacco Settlement CAB Series A (Tobacco Revenue, Ambac Insured) ¤	0.00	6-1-2024	4,985,000	3,770,754
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	100,000	66,912
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	150,000	157,320
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	5.00	7-1-2039	500,000	581,680

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—December 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Los Angeles CA DW&P Series D (Water & Sewer Revenue)	5.00%	7-1-2044	$500,000	$576,770
Palo Alto CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	262,085
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	181,895
Stockton CA Unified School District (Miscellaneous Revenue, Ambac Insured)	5.00	2-1-2016	100,000	104,555
University of California General Revenue Bonds Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,150,260
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,173,540

				13,905,970

Colorado: 1.09%
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	227,510
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	287,993
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	298,808
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	578,900
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,028,250

				2,421,461

Connecticut: 0.24%
Connecticut Securities Industry & Financial Markets Association Index Series A (Miscellaneous Revenue) ±	1.03	3-1-2025	525,000	526,250

District of Columbia: 0.41%
District of Columbia Association of American Medical Colleges Issue Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	318,962
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	70,000	78,259
District of Columbia Friendship Charter School Project Series A (Education Revenue)	2.25	6-1-2016	520,000	519,059

				916,280

Florida: 3.61%
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	561,530
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	250,000	283,820
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,137,550
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	251,568
Miami-Dade County FL School Board Certificates of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,509,160
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,209,610
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	1,000,000	1,085,600

				8,038,838

Georgia: 0.02%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	54,579

Guam: 1.52%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	365,000	408,581
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,104,460
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	75,000	83,542

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014	Wells Fargo Managed Account CoreBuilder Shares - Series M	9

Security name	Interest rate	Maturity date	Principal	Value

Guam (continued)
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25%	7-1-2021	$550,000	$630,641
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	500,000	578,155
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	585,295

				3,390,674

Idaho: 0.40%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	116,559
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	509,990
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	262,145

				888,694

Illinois: 24.87%
Bureau County IL Township High School District #502 Series A (GO, Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	932,798
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2022	3,250,000	2,388,978
Chicago IL Board of Education School Reform Board Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	4,035,000	3,115,504
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	250,000	274,730
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2021	2,555,000	2,886,741
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	1,000,000	1,071,070
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2022	375,000	401,314
Chicago IL City Colleges Capital Improvement Project CAB (GO, National Insured) ¤	0.00	1-1-2031	800,000	367,008
Chicago IL Emergency Telephone System Project (GO, National Insured)	5.50	1-1-2023	555,000	616,239
Chicago IL Library Project Series D (GO)	5.00	1-1-2021	440,000	466,290
Chicago IL Modern Schools Across Chicago Program Series A (GO)	4.00	12-1-2018	445,000	472,279
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	1,000,000	1,116,330
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	1,500,000	1,682,565
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	1,000,000	1,158,980
Chicago IL Series A (GO)	4.00	1-1-2020	440,000	454,577
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	1,000,000	1,032,380
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2026	930,000	960,541
Chicago IL Series A (GO)	5.25	1-1-2021	375,000	400,703
Chicago IL Series A (GO)	5.25	1-1-2026	550,000	573,997
Chicago IL Series A (GO, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	1,500,000	1,555,950
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2018	735,000	752,206
Chicago IL Series C (GO)	4.00	1-1-2021	750,000	781,688
Chicago IL Series C (GO)	5.00	1-1-2034	1,300,000	1,326,897
Chicago IL Wastewater Transmission (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,128,130
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	1,000,000	1,126,760
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2031	1,000,000	1,122,330
Cook County IL Community College District #508 (GO)	5.25	12-1-2043	1,000,000	1,128,120
Cook County IL Community College District #508 (GO)	5.50	12-1-2038	1,000,000	1,162,000
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO, AGM Insured) ¤	0.00	12-1-2025	1,000,000	636,710
Cook County IL School District #159 CAB (GO, AGM Insured) ¤	0.00	12-1-2023	615,000	457,117
Cook County IL Series A (GO)	5.00	11-15-2020	500,000	572,460
Illinois (GO, AGM Insured)	5.00	1-1-2023	300,000	326,649

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—December 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois (Miscellaneous Revenue)	5.00%	8-1-2024	$2,000,000	$2,209,920
Illinois (GO, AGM Insured)	5.00	4-1-2026	1,130,000	1,268,369
Illinois (GO)	5.50	7-1-2025	1,250,000	1,434,425
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	1,000,000	1,113,280
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	230,000
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	50,000	50,571
Illinois Finance Authority Rogers Park Montessori School (Miscellaneous Revenue)	5.00	2-1-2024	525,000	536,907
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	558,565
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	450,928
Illinois Series A (Tax Revenue)	5.00	6-1-2019	175,000	194,616
Illinois Series A (GO, AGM Insured)	5.00	4-1-2024	1,905,000	2,149,983
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	1,500,000	1,695,255
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2031	2,500,000	2,871,275
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	350,000	373,779
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,000,000	1,131,440
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	75,000	68,395
Metropolitan Pier & Exposition Authority Illinois (Tax Revenue, AGM/MBIA Insured) ¤	0.00	12-15-2029	5,000,000	2,721,000
Metropolitan Pier & Exposition Authority Illinois (Tax Revenue, National Insured) ¤	0.00	6-15-2030	5,100,000	2,674,593
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	420,000	381,587
Village Bolingbrook IL (GO, AGM Insured)	5.00	1-1-2031	500,000	573,735
Will County IL School District #114 CAB Series C (GO, National Insured) ¤	0.00	12-1-2017	255,000	234,562

				55,373,226

Indiana: 2.12%
Indiana Finance Authority I-69 Development Partners (Miscellaneous Revenue)	5.25	9-1-2034	1,000,000	1,111,210
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,068,490
Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00	7-1-2029	605,000	695,363
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,533,014
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.91	11-15-2031	150,000	150,819
Jasper County IN PCR Northern Series B (Industrial Development Revenue, National Insured)	5.60	11-1-2016	155,000	165,938

				4,724,834

Iowa: 0.32%
Coralville IA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2022	700,000	707,385

Kentucky: 0.30%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	664,454

Louisiana: 3.13%
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	750,000	838,523
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	576,095
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2018	3,000,000	3,270,450
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2019	2,000,000	2,293,540

				6,978,608

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014	Wells Fargo Managed Account CoreBuilder Shares - Series M	11

Security name	Interest rate	Maturity date	Principal	Value

Maine: 0.17%
Portland ME General Airport (Airport Revenue)	5.00%	7-1-2022	$150,000	$172,571
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	201,374

				373,945

Maryland: 0.06%
Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	134,240

Massachusetts: 0.05%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	117,553

Michigan: 6.64%
Detroit MI Distributable State Aid Project (GO)	4.25	11-1-2021	770,000	827,380
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	815,164
Michigan Finance Authority Local Government Loan Program Series D4 (Water & Sewer Revenue)	5.00	7-1-2029	1,000,000	1,114,360
Michigan Finance Authority Local Government Loan Program (Water & Sewer Revenue)	5.00	7-1-2030	4,000,000	4,440,400
Michigan Hospital Finance Authority McLaren Healthcare Series C (Health Revenue)	5.00	8-1-2035	725,000	742,371
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	50,000	48,743
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	50,000	51,218
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue) (s)	8.00	9-1-2021	160,000	104,002
Michigan Public Educational Facilities Authority Landmark Academy (Education Revenue)	6.00	6-1-2020	480,000	497,674
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	2,500,000	2,522,300
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	500,000	511,490
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	787,080
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	872,158
Wayne Charter County MI Building Improvement Series A (GO)	6.75	11-1-2039	935,000	983,059
Western Michigan University (Education Revenue)	5.25	11-15-2031	400,000	466,248

				14,783,647

Mississippi: 0.52%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	1,000,000	1,149,320

Missouri: 0.57%
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	3.00	5-1-2017	500,000	508,355
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	758,130

				1,266,485

New Hampshire: 1.36%
New Hampshire Business Authority Water Facilitiy Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2026	1,000,000	1,134,680
New Hampshire Business Authority Water Facilitiy Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2028	1,690,000	1,899,307

				3,033,987

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—December 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 2.82%
Bayonne NJ School (GO, AGM Insured)	5.00%	7-15-2021	$1,300,000	$1,511,068
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,695,158
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	305,600
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	323,059
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.64	3-1-2028	1,000,000	997,730
New Jersey TTFA Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	290,408
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,000,000	1,150,040

				6,273,063

New Mexico: 1.13%
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.85	11-1-2039	2,500,000	2,516,100

New York: 7.07%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	568,540
Metropolitan Transportation New York Authority Series D (Transportation Revenue)	5.25	11-15-2044	5,000,000	5,820,200
Monroe County NY Industrial Development Corporation Refunding Bond Monroe Community College Association (Education Revenue, AGM Insured)	5.00	1-15-2038	500,000	560,975
Nassau County NY Series F (GO)	5.00	10-1-2020	150,000	170,198
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	571,440
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(m)(n)	0.12	4-1-2017	200,000	197,000
New York NY Housing Development Corporation 8 Spruce Street Class E (Housing Revenue)	3.50	2-15-2048	2,000,000	2,020,940
New York NY Series F-1 (GO)	5.00	3-1-2032	1,000,000	1,153,260
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	520,000	520,525
Onondaga NY Civic Development Corporation St. Josephs Hospital Health Center Project Series A (Health Revenue)	4.63	7-1-2022	700,000	753,970
Onondaga NY Civic Development Corporation St. Josephs Hospital Health Center Project Series A (Health Revenue)	5.00	7-1-2019	750,000	824,970
Oyster Bay NY Public Improvement (GO)	3.00	8-15-2019	875,000	896,280
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	570,830
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,000,000	1,100,100

				15,729,228

Ohio: 2.65%
Lancaster OH Port Authority Gas Supply (Utilities Revenue) ±	0.83	5-1-2038	5,000,000	5,027,700
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	620,000	678,144
Ohio Enterprise Bond Toledo Series 2A (Industrial Development Revenue)	5.50	12-1-2019	175,000	195,753

				5,901,597

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014	Wells Fargo Managed Account CoreBuilder Shares - Series M	13

Security name	Interest rate	Maturity date	Principal	Value

Oregon: 0.36%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25%	1-1-2038	$500,000	$605,395
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	199,019

				804,414

Pennsylvania: 6.52%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	710,000	728,652
Allegheny County PA Series C-72 (GO)	5.25	12-1-2032	1,000,000	1,167,200
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.54	11-1-2039	2,000,000	2,051,320
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	344,351
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	475,000	475,271
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	65,000	65,059
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,675,408
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2021	660,000	740,329
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2023	760,000	858,694
Pennsylvania Turnpike Commission Sub Series E (Transportation Revenue) ¤	0.00	12-1-2038	1,000,000	1,086,490
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,105,530
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	325,000	342,459
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	240,000	241,685
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	469,697
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	255,000	271,983
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	310,533
Philadelphia PA Series A (GO)	5.25	7-15-2033	1,000,000	1,167,480
Reading PA Water Authority (Water & Sewer Revenue)	5.25	12-1-2036	1,250,000	1,416,125

				14,518,266

Puerto Rico: 0.64%
Puerto Rico Highway & Transportation Authority Series J (Tax Revenue, National Insured)	5.00	7-1-2015	1,425,000	1,425,784

Rhode Island: 0.43%
Rhode Island Economic Development Corporation Series A (Airport Revenue, AGM Insured)	5.00	7-1-2019	575,000	577,185
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.00	6-1-2023	390,000	392,145

				969,330

South Carolina: 0.60%
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	240,000	250,039
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,096,730

				1,346,769

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—December 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 1.17%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25%	9-1-2018	$125,000	$142,299
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	1,000,000	1,152,680
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,100,000	1,303,918

				2,598,897

Texas: 6.93%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13	3-1-2044	1,250,000	1,328,888
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	2,500,000	2,779,750
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	1,050,000	1,031,142
Houston TX Airport System Refunding Bond United Airlines Incorporated Terminal E Project (Airport Revenue)	4.50	7-1-2020	1,000,000	1,063,010
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	225,000	236,522
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	160,000	169,003
Lewisville TX Combination Contract Revenue & Special Assessment Capital Improvement District #3 (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	410,000	410,976
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	394,317
Northside TX Independent School District Building Project (GO) ±	2.00	8-1-2044	2,000,000	2,038,900
Port Houston TX Authority Series D-1 (GO)	5.00	10-1-2035	2,190,000	2,500,345
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	1,000,000	1,133,790
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2032	225,000	279,923
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	50,000	62,118
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	1,300,000	1,616,069
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	378,810

				15,423,563

Utah: 0.10%
Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	150,000	152,223
Utah Charter School Finance Authority Paradigm High School Project (Education Revenue)	5.00	7-15-2015	60,000	60,290

				212,513

Vermont: 2.45%
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2018	280,000	309,960
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2019	100,000	112,025
Vermont Student Assistance Corporation Education Loan Revenue Series B (Education Revenue) ±	1.16	6-2-2042	4,527,827	4,521,397
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.24	12-3-2035	500,000	502,895

				5,446,277

Washington: 2.49%
Washington Energy Northwest Wind Project (Utilities Revenue, Ambac Insured)	5.00	7-1-2026	500,000	533,190
Washington HCFR Catholic Health Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	0.12	3-1-2032	5,000,000	5,000,000

				5,533,190

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014	Wells Fargo Managed Account CoreBuilder Shares - Series M	15

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 0.51%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20%	8-1-2048	$1,000,000	$1,138,980

Total Municipal Obligations (Cost $203,404,183)				211,970,568

	Yield		Shares
Short-Term Investments: 4.87%

Investment Companies: 4.68%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		10,421,958	10,421,958

			Principal
U.S. Treasury Securities: 0.19%
U.S. Treasury Bill (z)#	0.02	3-19-2015	$425,000	424,984

Total Short-Term Investments (Cost $10,846,934)				10,846,942

Total investments in securities (Cost $214,251,117) *	100.09%	222,817,510
Other assets and liabilities, net	(0.09)	(201,348)

Total net assets	100.00%	$222,616,162

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $214,251,114 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,270,597
Gross unrealized losses	(704,201)

Net unrealized gains	$8,566,396

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Managed Account CoreBuilder Shares - Series M	Statement of assets and liabilities—December 31, 2014

Assets
Investments
In unaffiliated securities, at value (cost $203,829,159)	$212,395,552
In affiliated securities, at value (cost $10,421,958)	10,421,958

Total investments, at value (cost $214,251,117)	222,817,510
Cash	45,500
Receivable for investments sold	30,000
Receivable for Fund shares sold	1,338,375
Receivable for interest	2,168,740

Total assets	226,400,125

Liabilities
Dividends payable	650,254
Payable for investments purchased	2,759,850
Payable for Fund shares redeemed	312,046
Payable for daily variation margin on open futures contracts	61,813

Total liabilities	3,783,963

Total net assets	$222,616,162

NET ASSETS CONSIST OF
Paid-in capital	$214,569,291
Overdistributed net investment income	(3,118)
Accumulated net realized gains on investments	24,462
Net unrealized gains on investments	8,025,527

Total net assets	$222,616,162

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets	$222,616,162
Shares outstanding[1]	18,772,008
Net asset value per share	$11.86

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended December 31, 2014	Wells Fargo Managed Account CoreBuilder Shares - Series M	17

Investment income
Interest	$5,874,814
Income from affiliated securities	4,160

Total investment income	5,878,974

Expenses
Custody and accounting fees	8,779
Professional fees	48,081
Registration fees	53,621
Shareholder report expenses	19,184
Trustees’ fees and expenses	18,686
Other fees and expenses	7,788

Total expenses	156,139
Less: Expense reimbursements	(156,139)

Net expenses	0

Net investment income	5,878,974

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	2,770,026
Futures transactions	40,579

Net realized gains on investments	2,810,605

Net change in unrealized gains (losses) on:
Unaffiliated securities	9,918,589
Futures transactions	(540,866)

Net change in unrealized gains (losses) on investments	9,377,723

Net realized and unrealized gains (losses) on investments	12,188,328

Net increase in net assets resulting from operations	$18,067,302

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Managed Account CoreBuilder Shares - Series M	Statement of changes in net assets

	Year ended December 31, 2014		Year ended December 31, 2013

Operations
Net investment income		$5,878,974		$3,068,718
Net realized gains (losses) on investments		2,810,605		(413,530)
Net change in unrealized gains (losses) on investments		9,377,723		(3,684,156)

Net increase (decrease) in net assets resulting from operations		18,067,302		(1,028,968)

Distributions to shareholders from
Net investment income		(5,907,674)		(3,043,111)
Net realized gains		(2,341,512)		(205,839)

Total distributions to shareholders		(8,249,186)		(3,248,950)

Capital share transactions	Shares		Shares
Proceeds from shares sold	11,420,063	133,399,916	7,347,765	82,864,916
Reinvestment of distributions	20	240	0	0
Payment for shares redeemed	(2,195,765)	(25,515,742)	(2,099,594)	(23,584,081)

Net increase in net assets resulting from capital share transactions		107,884,414		59,280,835

Total increase in net assets		117,702,530		55,002,917

Net assets
Beginning of period		104,913,632		49,910,715

End of period		$222,616,162		$104,913,632

Undistributed (overdistributed) net investment income		$(3,118)		$25,972

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Managed Account CoreBuilder Shares - Series M	19

(For a share outstanding throughout each period)

	Year ended December 31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.99	$11.61	$10.93	$10.28	$10.26
Net investment income	0.44	0.44	0.44	0.52	0.52
Net realized and unrealized gains (losses) on investments	1.00	(0.60)	0.93	0.70	0.14

Total from investment operations	1.44	(0.16)	1.37	1.22	0.66
Distributions to shareholders from
Net investment income	(0.44)	(0.43)	(0.44)	(0.52)	(0.52)
Net realized gains	(0.13)	(0.03)	(0.25)	(0.05)	(0.12)

Total distributions to shareholders	(0.57)	(0.46)	(0.69)	(0.57)	(0.64)
Net asset value, end of period	$11.86	$10.99	$11.61	$10.93	$10.28
Total return	13.27%	(1.37)%	12.81%	12.18%	6.53%
Ratios to average net assets (annualized)
Net expenses	0.00%[1]	0.00%[1]	0.00%[1]	0.00%[1]	0.00%
Net investment income	3.66%	3.94%	3.76%	4.91%	4.93%
Supplemental data
Portfolio turnover rate	37%	56%	57%	47%	41%
Net assets, end of period (000s omitted)	$222,616	$104,914	$49,911	$19,227	$7,957

1.	The Adviser has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Gross expense ratios were as follows:
Year ended December 31, 2014	0.10%
Year ended December 31, 2013	0.08%
Year ended December 31, 2012	0.24%
Year ended December 31, 2011	0.88%

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Managed Account CoreBuilder Shares - Series M	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares—Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares - Series M	21

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At December 31, 2014, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed net investment income	Accumulated net realized gains on investments
$(390)	$390

As of December 31, 2014, the Fund had $516,406 of current year deferred post-October capital losses which will be recognized on the first day of the following fiscal year.

22	Wells Fargo Managed Account CoreBuilder Shares - Series M	Notes to financial statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$211,773,568	$197,000	$211,970,568

Short-term investments
Investment companies	10,421,958	0	0	10,421,958
U.S. Treasury securities	424,984	0	0	424,984
Total assets	$10,846,942	$211,773,568	$197,000	$222,817,510
Liabilities

Futures contracts	$61,813	$0	$0	$61,813
Total liabilities	$61,813	$0	$0	$61,813

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2014 were $149,204,991 and $53,354,317, respectively.

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares - Series M	23

6. DERIVATIVE TRANSACTIONS

During the year ended December 31, 2014, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At December 31, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at December 31, 2014	Unrealized losses
3-20-2015	JPMorgan	100 Short	10-Year U.S. Treasury Notes	$12,679,688	$(75,190)
3-20-2015	JPMorgan	142 Short	U.S. Treasury Bonds	20,527,875	(465,676)

The Fund had an average notional amount of $5,816,812 in short futures contracts during the year ended December 31, 2014.

On December 31, 2014, the cumulative unrealized loss on futures contracts in the amount of $540,866 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$61,813	$0	$(61,813)	$0
1.	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended December 31, 2014, the Fund paid $147 in commitment fees.

For the year ended December 31, 2014, there were no borrowings by the Fund under the agreement.

24	Wells Fargo Managed Account CoreBuilder Shares - Series M	Notes to financial statements

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 were as follows:

	Year ended December 31
	2014	2013
Ordinary income	$1,872,242	$ 199,121
Tax-exempt income	5,873,471	2,965,004
Long-term capital gain	503,473	84,825

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized gains	Post-October capital losses deferred
$647,135	$8,566,396	$(516,406)

9. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

At December 31, 2014, the following shareholders held 97.40% of the outstanding shares of the Fund:

% of ownership
Morgan Stanley Smith Barney LLC	24.50%
Pershing LLC	15.40
UBS Financial Services Incorporated	57.50

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Managed Account CoreBuilder Shares - Series M	25

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Managed Account CoreBuilder Shares – Series M as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 24, 2015

26	Wells Fargo Managed Account CoreBuilder Shares - Series M	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $503,473 was designated as long-term capital gain distributions for the fiscal year ended December 31, 2014.

For the fiscal year ended December 31, 2014, $34,203 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended December 31, 2014, $1,837,842 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 99.42% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2014.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Managed Account CoreBuilder Shares - Series M	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergrseen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Managed Account CoreBuilder Shares - Series M	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about the Fund is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Management

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Email: MAS@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Managed Account CoreBuilder Shares. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-368-0627. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Managed Account CoreBuilder Shares can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account CoreBuilder Shares. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Managed Account CoreBuilder Shares. The Wells Fargo Managed Account CoreBuilder Shares are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

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© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230410 02-15 ACBM/AR130 12-14

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended December 31, 2014	Fiscal year ended December 31, 2013

Audit fees	$31,340	$30,580
Audit-related fees	—	—
Tax fees (1)	2,980	2,910
All other fees	—	—

	$34,320	$33,490

(1)	Tax fees consist of fees for tax compliance, tax advice, and tax planning.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of

Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Fund by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	February 24, 2015

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	February 24, 2015